Events After Reporting Period	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after reporting period
25.	Events after reporting period

The Company has assessed all events from December 31, 2024, up through April 28, 2025 which is the date that these consolidated financial statements are available to be issued, there are not any material subsequent events that require disclosure in these consolidated financial statements except below.

(a)

In January 2025, all the convertible promissory notes were converted into the Company’s Class A ordinary shares, and 1,718,901 ordinary shares were issued, at a conversion price of US$1.7453 per ordinary share, as detailed in Note 11. At the date of this report, all the convertible promissory notes have been converted and fully settled.

(b)

In January 2025, pursuant to the SEPA, the Company issued 3,098,175 Class A ordinary shares for a consideration of US$2,317,911. The proceeds from the sale of ordinary shares were used for the Company’s operation and working capital.

(c)

On February 26 2025, the Company entered into a sale and purchase agreement with Vision Access Enterprises Limited and M Digital Partners Company Limited (collectively, the “Vendor(s)”), pursuant to which the Vendors agreed to sell and the Company agreed to purchase all of the issued and outstanding capital of Miracle Media Production Limited (the “Target”) and all of the outstanding amounts owed by the Target to Vision Access Enterprises Limited. The Target is principally engaged in the provision of printing, translation, production and maintenance services in Hong Kong. The acquisition was completed on February 28, 2025.

(d)	On March 5, 2025, the Company received a deficiency notice from the Listing Qualifications Department of the Nasdaq Stock Market LLC notifying the Company that, because the closing bid price for the Company’s Class A ordinary shares had been below US$1.00 per ordinary share for 30 consecutive business days, the Company is not in compliance with the minimum bid price requirement for continued listing on The Nasdaq Capital Market. The notice has no immediate effect on the listing of the Class A ordinary shares, which will continue to trade on The Nasdaq Capital Market.

In accordance with Nasdaq Listing Rules, the Company has 180 calendar days, or until September 1, 2025, to regain compliance with the minimum bid price rule. If at any time before September 1, 2025, the closing bid price of Class A ordinary share is at least $1.00 per Class A ordinary share for a minimum of 10 consecutive business days, the Staff will provide written confirmation that the Company has achieved compliance and the matter will be closed. If the Company does not regain compliance with the minimum bid price rule by September 1, 2025, the Company may be eligible for an additional 180-day period to regain compliance, provided that on the 180th day of the first compliance period the Company meets the applicable market value of publicly held shares requirement for continued listing and all other applicable standards for initial listing on the Nasdaq Capital Market (except the minimum bid price requirement) based on the Company’s most recent public filings and market information and notifies Nasdaq in time of its intent to cure this deficiency.

(e)	In March 2025, pursuant to the Finder’s Fee Agreement, the Company issued 50,000 Class A ordinary shares to Revere.

(f)

On March 18, 2025, JAN Financial, the wholly-owned subsidiary of the Company, entered into a new tenancy agreement with the landlord for the renewal of the office premises in Hong Kong for a term of two years, effective from May 20, 2025.